Fathom OpCo Predecessor Period Acquisitions - Micropulse West - Summary of Total Purchase Consideration Transferred (Details) - Micropulse West [Member] $ in Thousands	Apr. 30, 2021 USD ($)
Business Acquisition [Line Items]
Cash	$ 12,452
Contingent consideration	1,295
Fair value of total consideration transferred	$ 13,747